Label	Element	Value
Schooner Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schooner Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Schooner Fund (the “Schooner Fund” or the “Fund”) is long-term capital appreciation with the generation of moderate current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Schooner Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares” on page 25 of the Prospectus, and under “Additional Purchase and Redemption Information – Sales Charge on Class A Shares” on page 42 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.48%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Schooner Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Schooner Fund seeks to achieve its investment objective by investing in equity securities of U.S. companies with large market capitalizations (“large-cap companies”).  The equity securities in which the Fund will invest include common and preferred stocks, convertible securities, and equity-linked securities such as warrants, rights, and equity options.  The Fund considers large-cap companies, at the time of purchase, to be those companies with market capitalization within the range of market capitalizations of the Russell 1000® Index.  As of May 27, 2016, the market capitalizations of companies in the Russell 1000® Index ranged from $2.0 billion to $549.7 billion.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles and volatility regimes through various combinations of stocks, convertible securities, writing (selling) single issuer equity call options, and buying index put options to achieve what the Advisor believes to be an appropriate blend for the current market.  As the market environment changes, the Fund’s portfolio securities may change in an attempt to achieve a relatively consistent risk level over time.  The Advisor may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

To the extent deemed necessary or appropriate by Schooner Investment Group, LLC (the “Advisor”) for the efficient management of the Fund’s investment portfolio, the Fund may also invest a portion of its assets in derivative instruments as a substitute for taking positions in equity securities, to make speculative investments if the Advisor believes they offer an attractive stand-alone investment opportunity, or to reduce exposure to other risks.  The Fund may write call options with strike prices and expiration dates designed to reduce the volatility of the Fund’s investment portfolio and to earn premium income.  The Fund may also purchase index call and put options to achieve what the Advisor believes to be an appropriate blend for the current market.

The Fund may invest up to 25% of its net assets in various types of fixed income securities, including convertible debt securities and bonds, including zero coupon bonds and bonds that are rated below investment grade, commonly known as “junk bonds.”  The Fund’s investments in fixed income securities will generally include bonds with an average term to maturity ranging from 2 to 10 years.

The Fund’s investment strategy suggests the sale of a security if: the aggregate weight of the security is in excess of 5% of the Fund’s assets; the security is deemed to be overvalued by the Advisor, using the investment process described above; the security has deteriorating fundamentals; or a more attractive investment opportunity exists.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Schooner Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. Strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•	Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•	Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

•	Derivatives Risk. The Fund’s investment in derivative instruments (“Derivatives”), including options, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. The Fund’s investments in Derivatives could create exposure greater than the value of securities in the Fund’s portfolio. As a result, investment performance of the Fund may depend on the performance of securities the Fund does not own. In addition, the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

•	Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes “in the money,” meaning it is worth money and can be sold, the option expires worthless, or the expiration of the option is “rolled,” or extended forward). The value of the options in which a Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility).

•	Tax Risk. Option premium income received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and generally will be treated for federal income tax purposes as either short-term or long-term capital gain or loss. The Fund’s transactions in options are subject to special tax rules, which may result in adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund’s shareholders. An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions.

•	Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Rising interest rates could cause prepayments of the obligation to decrease, extending the life of debt securities with lower payment rates. This is known as extension risk. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•	Below-Investment Grade Debt Securities (“junk bonds”) Risk. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

•	Exchange-Traded Funds Risk. The value of put options on ETFs sold by the Fund is based on the value of the ETFs underlying the options. The price of an ETF can fluctuate within a wide range, and the value of an option on an ETF may decrease if the prices of the securities owned by the ETF go down. An index ETF may not replicate the performance of a benchmark index it seeks to track. In addition, an ETF is subject to the risk that the market price of the ETF’s shares may trade at a discount to its NAV or an active trading market for its shares may not develop or be maintained. Trading of an ETF’s shares may be halted, during which time an option may be exercised, exposing the Fund to the risks of directly investing in an ETF’s shares. Additionally, ETFs have management and other fees, which the Fund would have to pay if the option was exercised, increasing their cost.

•	High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs, which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%). This may mean that you could have a higher tax liability and a lower net after-tax return from the Fund.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below demonstrates the risks of investing in the Schooner Fund by showing changes in the Fund’s performance from year to year and by showing how a Fund’s average annual total returns for one year, five year and since inception compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.schoonermutualfunds.com or by calling toll-free at 1-866-724-5997.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below demonstrates the risks of investing in the Schooner Fund by showing changes in the Fund’s performance from year to year and by showing how a Fund’s average annual total returns for one year, five year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-724-5997
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schoonermutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Calendar Year Returns as of December 31 (1)(2)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and the best and worst quarterly returns. If sales loads were reflected, the returns shown would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)	The returns shown in the bar chart are for Class A shares of the Fund. Institutional Class shares commenced operations on June 22, 2012. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses, including sales charges (load) applicable to Class A shares. Institutional Class shares do not have a sales charge (load) or 12b-1 fee.

(2)	Sales loads are not reflected in the bar chart and the best and worst quarterly returns. If sales loads were reflected, the returns shown would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s Class A shares’ calendar year-to-date return as of June 30, 2016 was -6.03%.  During the period shown in the bar chart, the best performance for a quarter was 13.67% (for the quarter ended June 30, 2009).  The worst performance was -8.10% (for the quarter ended December 31, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Class A shares of the Fund commenced operations on August 29, 2008.  Institutional Class shares of the Fund commenced operations on June 22, 2012.  Performance shown for Institutional Class shares prior to its inception (Five Year and Since Inception) reflects the performance of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown only for Class A shares and after-tax returns for Institutional Class shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Schooner Fund | S&P 500 Index® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Schooner Fund | Schooner Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	none
Remain der of Other Expenses	rr_Component3OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,571
Annual Return 2009	rr_AnnualReturn2009	23.60%
Annual Return 2010	rr_AnnualReturn2010	9.29%
Annual Return 2011	rr_AnnualReturn2011	2.64%
Annual Return 2012	rr_AnnualReturn2012	0.97%
Annual Return 2013	rr_AnnualReturn2013	17.03%
Annual Return 2014	rr_AnnualReturn2014	0.28%
Annual Return 2015	rr_AnnualReturn2015	(13.83%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2008
Schooner Fund | Schooner Fund Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Schooner Fund | Schooner Fund Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Schooner Fund | Schooner Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Remain der of Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2012

[1]	A contingent deferred sales charge ("CDSC") of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.